STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8%
Aerospace & Defense - 1.0%
Raytheon Technologies, Sr. Unscd. Notes	2.25	7/1/2030	3,000,000		2,999,184
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	5,000,000		4,992,394
				7,991,578
Agriculture - .5%
Bunge Finance, Gtd. Notes	4.35	3/15/2024	3,500,000		3,745,216
Airlines - 2.3%
Air Canada Pass Through Trust, Ser. 2015-1, Cl. A	3.60	3/15/2027	2,156,995	[a]	2,200,313
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,652,411		3,706,053
JetBlue Pass Through Trust, Ser. 2019-1, CI. A	2.95	5/15/2028	4,573,250		4,610,854
United Airlines Pass Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	6,912,448		6,925,992
				17,443,212
Automobiles & Components - 1.1%
Ford Motor Credit, Sr. Unscd. Notes	2.90	2/16/2028	2,000,000		1,970,500
Ford Motor Credit, Sr. Unscd. Notes	5.58	3/18/2024	3,000,000		3,206,925
General Motors Financial, Sr. Unscd. Notes	1.70	8/18/2023	1,750,000		1,769,401
General Motors Financial, Sr. Unscd. Notes	2.70	8/20/2027	1,750,000		1,781,332
				8,728,158
Banks - 21.8%
BAC Capital Trust XIV, Ltd. Gtd. Notes, Ser. G, 3 Month LIBOR +.40%	4.00	1/3/2022	3,000,000	[b,c,d]	2,982,374
Banco Santander, Sr. Unscd. Notes	1.72	9/14/2027	4,000,000		3,927,557
Bank of America, Jr. Sub. Bonds, Ser. FF	5.88	3/15/2028	3,000,000	[d]	3,281,250
Bank of America, Sub. Notes	4.00	1/22/2025	3,000,000		3,210,790
Bank of Ireland Group, Sr. Unscd. Notes	4.50	11/25/2023	5,000,000	[a]	5,320,823
Barclays, Sub. Notes	5.20	5/12/2026	7,000,000		7,873,495
BBVA Bancomer, Sr. Unscd. Notes	4.38	4/10/2024	5,250,000	[a]	5,612,460
BNP Paribas, Sub. Notes	4.38	5/12/2026	5,000,000	[a]	5,445,712
BPCE, Sub. Notes	3.12	10/19/2032	4,000,000	[a]	4,015,945
Citigroup, Sub. Bonds	4.40	6/10/2025	4,500,000		4,890,090
Citizens Financial Group, Sub. Notes	3.75	2/11/2031	5,000,000		5,251,553

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Banks - 21.8% (continued)
Cooperatieve Rabobank, Gtd. Notes	4.38	8/4/2025	6,000,000		6,526,977
Credit Agricole, Sub. Notes	4.00	1/10/2033	6,500,000	[a]	6,965,448
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	6,000,000	[a]	6,137,283
Danske Bank, Sr. Unscd. Notes	0.98	9/10/2025	6,000,000	[a]	5,920,281
Deutsche Bank, Sub. Notes	4.50	4/1/2025	7,500,000		8,007,168
HSBC Holdings, Sub. Notes	4.25	3/14/2024	5,750,000		6,100,488
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	5,000,000	[d]	5,103,125
JPMorgan Chase & Co., Sub. Notes	3.63	12/1/2027	3,000,000		3,221,047
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,000,000	[a,d]	3,055,281
Lloyds Banking Group, Sub. Notes	4.58	12/10/2025	3,500,000		3,841,358
M&T Bank, Jr. Sub. Notes, Ser. G	5.00	8/1/2024	5,000,000	[c,d]	5,125,000
Morgan Stanley, Sub. Notes	4.88	11/1/2022	5,000,000		5,190,058
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	3,465,000	[a,d]	3,932,775
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	5,000,000		5,553,331
Santander UK Group Holdings, Sr. Unscd. Notes	4.80	11/15/2024	4,000,000		4,277,869
Societe Generale, Sub. Notes	4.75	11/24/2025	5,000,000	[a]	5,446,625
Standard Chartered, Sr. Unscd. Notes	4.05	4/12/2026	4,750,000	[a]	5,138,716
The Bank of Nova Scotia, Jr. Sub. Notes	4.65	10/12/2022	5,000,000	[d]	4,897,500
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	4,750,000		5,062,066
The Toronto-Dominion Bank, Sub. Notes	3.63	9/15/2031	3,000,000		3,240,739
UniCredit, Sr. Unscd. Notes	6.57	1/14/2022	4,000,000	[a]	4,025,945
Westpac Banking, Sub. Notes	4.32	11/23/2031	5,000,000		5,427,744
Zions Bancorp, Sub. Notes	3.25	10/29/2029	3,550,000		3,718,190
				167,727,063
Beverage Products - 1.8%
Constellation Brands, Gtd. Notes	3.15	8/1/2029	3,000,000		3,166,849
Constellation Brands, Gtd. Notes	4.40	11/15/2025	3,000,000		3,306,997
Keurig Dr Pepper, Gtd. Notes	4.60	5/25/2028	4,000,000		4,574,840
Suntory Holdings, Sr. Unscd. Notes	2.25	10/16/2024	3,000,000	[a]	3,072,642
				14,121,328
Building Materials - 1.2%
CRH America Finance, Gtd. Notes	3.40	5/9/2027	4,730,000	[a]	5,087,141
Masco, Sr. Unscd. Notes	1.50	2/15/2028	4,000,000	[c]	3,854,770
				8,941,911
Chemicals - 1.4%
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,950,000		6,612,600

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Chemicals - 1.4% (continued)
Yara International, Sr. Unscd. Notes	4.75	6/1/2028	3,750,000	[a]	4,283,662
				10,896,262
Commercial & Professional Services - .7%
Global Payments, Sr. Unscd. Notes	3.20	8/15/2029	5,000,000		5,183,337
Consumer Discretionary - 2.6%
Hasbro, Sr. Unscd. Notes	3.90	11/19/2029	4,500,000	[c]	4,953,834
Leggett & Platt, Sr. Unscd. Notes	4.40	3/15/2029	2,000,000		2,266,651
Marriott International, Sr. Unscd. Notes	3.60	4/15/2024	4,000,000		4,203,932
Marriott International, Sr. Unscd. Notes, Cl. II	2.75	10/15/2033	4,000,000		3,891,591
Whirlpool, Sr. Unscd. Notes	4.75	2/26/2029	4,000,000		4,644,279
				19,960,287
Consumer Durables & Apparel - .8%
Michael Kors USA, Gtd. Notes	4.50	11/1/2024	3,000,000	[a]	3,172,230
Tapestry, Sr. Unscd. Notes	3.00	7/15/2022	3,000,000		3,037,853
				6,210,083
Diversified Financials - 5.1%
AerCap Global Aviation Trust, Gtd. Notes	3.00	10/29/2028	5,000,000		5,038,667
AerCap Global Aviation Trust, Gtd. Notes	4.45	10/1/2025	2,500,000		2,703,709
Aircastle, Sr. Unscd. Notes	2.85	1/26/2028	1,000,000	[a]	1,005,961
Aircastle, Sr. Unscd. Notes	4.25	6/15/2026	4,750,000		5,124,975
Ares Capital, Sr. Unscd. Notes	2.88	6/15/2028	3,725,000		3,714,703
BlackRock TCP Capital, Sr. Unscd. Notes	2.85	2/9/2026	3,000,000		3,032,351
Blackstone Holdings Finance, Gtd. Notes	4.75	2/15/2023	3,000,000	[a]	3,142,989
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.75	9/16/2026	5,000,000		5,014,790
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	3,000,000		3,150,432
Owl Rock Capital, Sr. Unscd. Notes	2.63	1/15/2027	3,750,000		3,675,805
Stifel Financial, Sr. Unscd. Bonds	4.25	7/18/2024	3,000,000		3,220,146
				38,824,528
Electronic Components - 1.5%
Arrow Electronics, Sr. Unscd. Notes	2.95	2/15/2032	1,760,000	[e]	1,781,911
Arrow Electronics, Sr. Unscd. Notes	3.25	9/8/2024	2,000,000		2,091,475
Arrow Electronics, Sr. Unscd. Notes	4.00	4/1/2025	3,000,000		3,208,680
Jabil, Sr. Unscd. Notes	3.60	1/15/2030	3,975,000		4,327,397
				11,409,463
Energy - 8.0%
Andeavor, Gtd. Notes	4.75	12/15/2023	4,000,000		4,220,225
Cenovus Energy, Sr. Unscd. Notes	2.65	1/15/2032	3,000,000		2,896,404

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Energy - 8.0% (continued)
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	2.74	12/31/2039	2,000,000	[a]	1,971,458
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	2,750,000		3,115,815
Cheniere Energy, Sr. Scd. Notes	4.63	10/15/2028	2,000,000		2,062,490
Diamondback Energy, Gtd. Notes	3.50	12/1/2029	4,250,000		4,463,746
Diamondback Energy, Gtd. Notes	4.75	5/31/2025	1,000,000		1,096,424
Enable Midstream Partners, Sr. Unscd. Notes	4.15	9/15/2029	2,000,000		2,156,432
Enbridge, Gtd. Notes	4.25	12/1/2026	4,000,000		4,391,519
Energy Transfer, Sr. Unscd. Bonds	5.50	6/1/2027	2,500,000		2,861,343
Energy Transfer, Sr. Unscd. Notes	5.25	4/15/2029	1,000,000		1,144,885
EQM Midstream Partners, Sr. Unscd. Notes	4.00	8/1/2024	2,500,000		2,573,300
EQT, Sr. Unscd. Notes	3.90	10/1/2027	3,000,000		3,131,310
Helmerich & Payne, Sr. Unscd. Notes	2.90	9/29/2031	3,000,000	[a]	2,935,442
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	3,750,000		4,131,383
Petroleos Mexicanos, Gtd. Notes	6.49	1/23/2027	4,500,000		4,612,275
Sabal Trail Transmission, Sr. Unscd. Notes	4.25	5/1/2028	3,000,000	[a]	3,379,079
Sabine Pass Liquefaction, Sr. Scd. Notes	5.63	3/1/2025	2,000,000		2,231,354
The Williams Companies, Sr. Unscd. Notes	3.75	6/15/2027	3,000,000		3,249,553
Transcontinental Gas Pipe Line, Sr. Unscd. Notes	3.25	5/15/2030	2,000,000		2,111,963
Valero Energy, Sr. Unscd. Notes	2.80	12/1/2031	3,000,000		2,954,327
				61,690,727
Environmental Control - .4%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,000,000		3,274,569
Financials - .8%
Apollo Management Holdings, Gtd. Notes	4.00	5/30/2024	4,000,000	[a]	4,270,059
Apollo Management Holdings, Gtd. Notes	4.95	1/14/2050	2,000,000	[a,c]	2,072,874
				6,342,933
Food Products - 1.4%
Flowers Foods, Sr. Unscd. Notes	2.40	3/15/2031	1,000,000		992,010
Flowers Foods, Sr. Unscd. Notes	3.50	10/1/2026	2,000,000		2,160,204
Grupo Bimbo, Gtd. Notes	3.88	6/27/2024	3,000,000	[a]	3,167,901
Grupo Bimbo, Jr. Sub. Notes	5.95	4/17/2023	500,000	[a,d]	517,075
McCormick & Co., Sr. Unscd. Notes	1.85	2/15/2031	2,000,000		1,899,192
McCormick & Co., Sr. Unscd. Notes	2.50	4/15/2030	2,000,000		2,033,060
				10,769,442

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Foreign Governmental - .4%
The Morongo Band of Mission Indians, Unscd. Bonds	7.00	10/1/2039	2,500,000	[a]	3,340,255
Health Care - 4.8%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,500,000		4,781,201
Centene, Sr. Unscd. Notes	2.50	3/1/2031	4,000,000		3,840,000
Cigna, Gtd. Notes	4.38	10/15/2028	3,500,000		3,969,913
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	2,000,000		2,438,624
Dignity Health, Unscd. Notes	3.13	11/1/2022	5,000,000		5,106,552
HCA, Sr. Scd. Notes	4.13	6/15/2029	4,000,000		4,401,093
Magellan Health, Sr. Unscd. Notes	4.90	9/22/2024	3,000,000		3,231,030
Royalty Pharma, Gtd. Notes	2.20	9/2/2030	3,000,000	[a,c]	2,897,238
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	5,000,000		5,891,466
				36,557,117
Industrial - 2.8%
Carlisle, Sr. Unscd. Notes	3.75	12/1/2027	4,000,000		4,338,799
Flowserve, Sr. Unscd. Notes	2.80	1/15/2032	2,500,000		2,464,330
Hillenbrand, Gtd. Notes	5.00	9/15/2026	4,000,000		4,448,100
Huntington Ingalls Industries, Gtd. Notes	3.48	12/1/2027	4,000,000		4,266,644
John Deere Capital, Sr. Unscd. Notes	1.05	6/17/2026	1,700,000		1,671,932
Oshkosh, Sr. Unscd. Notes	4.60	5/15/2028	4,000,000		4,567,695
				21,757,500
Information Technology - 3.6%
Activision Blizzard, Sr. Unscd. Notes	3.40	9/15/2026	4,500,000		4,819,522
Cadence Design Systems, Sr. Unscd. Notes	4.38	10/15/2024	5,000,000		5,417,600
Citrix Systems, Sr. Unscd. Notes	4.50	12/1/2027	4,000,000	[c]	4,361,456
Electronic Arts, Sr. Unscd. Notes	4.80	3/1/2026	3,250,000		3,654,056
Fiserv, Sr. Unscd. Notes	3.20	7/1/2026	3,000,000		3,168,182
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,000,000		2,133,548
Oracle, Sr. Unscd. Notes	1.65	3/25/2026	4,000,000		3,982,420
				27,536,784
Insurance - 3.3%
Assured Guaranty US Holdings, Gtd. Notes	3.15	6/15/2031	3,000,000		3,160,608
Assured Guaranty US Holdings, Gtd. Notes	5.00	7/1/2024	4,754,000	[c]	5,198,866
MetLife, Jr. Sub. Bonds, Ser. D	5.88	3/15/2028	5,500,000	[c,d]	6,342,945
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	5,000,000	[c]	5,686,870
Reinsurance Group of America, Sr. Unscd. Notes	3.90	5/15/2029	4,750,000		5,289,805
				25,679,094
Internet Software & Services - 1.5%
E*Trade Financial, Sr. Unscd. Notes	3.80	8/24/2027	3,750,000		4,102,169

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.8% (continued)
Internet Software & Services - 1.5% (continued)
eBay, Sr. Unscd. Notes	3.60	6/5/2027	4,500,000	4,878,908
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	2,500,000	[a] 2,731,085
				11,712,162
Materials - 1.1%
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	3,500,000	3,686,534
WRKCo, Gtd. Notes	4.00	3/15/2028	2,000,000	2,219,279
WRKCo, Gtd. Notes	4.65	3/15/2026	2,000,000	2,245,523
				8,151,336
Media - 1.5%
Discovery Communications, Gtd. Notes	3.95	3/20/2028	5,500,000	6,005,572
Grupo Televisa, Sr. Unscd. Notes	4.63	1/30/2026	5,000,000	5,444,889
				11,450,461
Metals & Mining - 1.3%
Anglo American Capital, Gtd. Notes	4.50	3/15/2028	4,000,000	[a] 4,451,705
Glencore Funding, Gtd. Bonds	4.63	4/29/2024	2,000,000	[a] 2,140,407
Glencore Funding, Gtd. Notes	1.63	9/1/2025	3,000,000	[a] 2,977,193
				9,569,305
Municipal Securities - 2.2%
Detroit, GO, Ser. B1	4.00	4/1/2044	5,000,000	4,725,854
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	2.63	6/15/2024	1,500,000	1,559,190
New York State Dormitory Authority, Revenue Bonds (Montefiore Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.95	8/1/2048	2,500,000	2,848,542
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. C	5.45	8/15/2028	3,750,000	4,240,956
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	3,200,000	3,229,306
				16,603,848
Real Estate - 7.8%
Alexandria Real Estate Equities, Gtd. Notes	3.95	1/15/2027	3,327,000	3,633,845
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	2,000,000	2,210,755
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	5,000,000	5,851,678
Brandywine Operating Partnership, Gtd. Notes	4.55	10/1/2029	4,000,000	4,454,243
CBRE Services, Gtd. Notes	2.50	4/1/2031	3,000,000	3,013,318
CBRE Services, Gtd. Notes	4.88	3/1/2026	3,000,000	3,374,527

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.8% (continued)
Real Estate - 7.8% (continued)
CubeSmart, Gtd. Notes	2.00	2/15/2031	1,500,000		1,464,292
EPR Properties, Gtd. Notes	4.95	4/15/2028	4,250,000		4,656,497
Extra Space Storage, Gtd. Notes	2.35	3/15/2032	3,000,000		2,918,224
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	4,500,000		4,677,128
Healthpeak Properties, Sr. Unscd. Notes	2.13	12/1/2028	3,000,000	[c]	2,999,358
Highwoods Realty, Sr. Unscd. Notes	4.20	4/15/2029	3,250,000		3,604,985
Life Storage, Gtd. Notes	4.00	6/15/2029	5,000,000		5,510,437
Phillips Edison Grocery Center Operating Partnership, Gtd. Notes	2.63	11/15/2031	3,000,000		2,949,398
Spirit Realty, Gtd. Notes	2.10	3/15/2028	1,500,000		1,472,134
Spirit Realty, Gtd. Notes	4.00	7/15/2029	3,000,000		3,318,382
WP Carey, Sr. Unscd. Notes	2.40	2/1/2031	4,000,000		3,964,275
				60,073,476
Retailing - 4.0%
7-Eleven, Sr. Unscd. Notes	1.80	2/10/2031	4,000,000	[a]	3,804,005
Alimentation Couche-Tard, Gtd. Notes	3.55	7/26/2027	3,000,000	[a]	3,228,764
Autozone, Sr. Unscd. Notes	3.13	4/21/2026	2,000,000		2,120,014
Dollar Tree, Sr. Unscd. Notes	2.65	12/1/2031	6,000,000	[e]	6,001,308
Kohl's, Sr. Unscd. Notes	3.38	5/1/2031	2,500,000	[c]	2,573,493
Nordstorm, Sr. Unscd. Notes	4.00	3/15/2027	4,000,000	[c]	3,938,180
O'Reilly Automotive, Sr. Unscd. Notes	3.90	6/1/2029	4,000,000		4,443,793
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	4,500,000		4,948,799
				31,058,356
Semiconductors & Semiconductor Equipment - 3.8%
Broadcom, Sr. Unscd. Notes	3.14	11/15/2035	2,365,000	[a]	2,327,113
Broadcom, Sr. Unscd. Notes	3.47	4/15/2034	3,250,000	[a]	3,351,887
KLA, Sr. Unscd. Notes	4.10	3/15/2029	4,850,000		5,518,712
Microchip Technology, Gtd. Notes	4.25	9/1/2025	6,500,000		6,752,694
NXP, Gtd. Notes	4.88	3/1/2024	5,500,000	[a]	5,916,709
Renesas Electronics, Sr. Unscd. Notes	2.17	11/25/2026	5,000,000	[a]	5,000,007
				28,867,122
Technology Hardware & Equipment - .8%
Dell International, Sr. Unscd. Notes	8.10	7/15/2036	3,000,000		4,573,303
Kyndryl Holdings, Sr. Unscd. Notes	3.15	10/15/2031	1,750,000	[a]	1,686,065
				6,259,368
Telecommunication Services - 2.2%
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	4,750,000		5,455,072
T-Mobile USA, Gtd. Notes	2.88	2/15/2031	500,000		484,690
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,150,000		4,516,678

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 96.8% (continued)
Telecommunication Services - 2.2% (continued)
Verizon Communications, Sr. Unscd. Notes	2.10	3/22/2028	3,000,000	2,994,474
Verizon Communications, Sr. Unscd. Notes	4.50	8/10/2033	3,000,000	3,541,936
				16,992,850
Utilities - 3.3%
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	2,000,000	2,090,262
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	4,000,000	4,221,622
CenterPoint Energy, Sr. Unscd. Notes	2.95	3/1/2030	3,000,000	3,098,769
Entergy, Sr. Unscd. Notes	2.95	9/1/2026	2,000,000	2,094,488
Mid-Atlantic Interstate Transmission, Sr. Unscd. Notes	4.10	5/15/2028	3,000,000	[a] 3,327,994
Mississippi Power, Sr. Unscd. Notes	3.95	3/30/2028	5,000,000	5,491,810
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	4.55	11/15/2030	4,000,000	[a] 4,630,677
				24,955,622
Total Bonds and Notes (cost $704,459,844)			743,824,753

Preferred Stocks - 1.5%
Diversified Financials - .4%
Air Lease, Ser. A	6.15		120,000	3,129,600
Telecommunication Services - 1.1%
AT&T, Ser. A	5.00		320,000	8,224,000
Total Preferred Stocks (cost $11,000,000)			11,353,600
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,976,925)	0.06		11,976,925	[f] 11,976,925

Investment of Cash Collateral for Securities Loaned - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $23,735,200)	0.06		23,735,200	[f] 23,735,200
Total Investments (cost $751,171,969)			102.9%	790,890,478
Liabilities, Less Cash and Receivables			(2.9%)	(22,373,084)
Net Assets			100.0%	768,517,394

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $153,107,224 or 19.92% of net assets.

b Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

c Security, or portion thereof, on loan. At November 30, 2021, the value of the fund’s securities on loan was $28,739,466 and the value of the collateral was $29,613,726, consisting of cash collateral of $23,735,200 and U.S. Government & Agency securities valued at $5,878,526. In addition, the value of collateral may include pending sales that are also on loan.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Corporate Bond Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Corporate Bonds	-	723,880,650	-	723,880,650
Equity Securities - Preferred Stocks	11,353,600	-	-	11,353,600
Foreign Governmental	-	3,340,255	-	3,340,255
Investment Companies	35,712,125	-	-	35,712,125
Municipal Securities	-	16,603,848	-	16,603,848

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2021, accumulated net unrealized appreciation on investments was $39,718,509, consisting of $43,538,458 gross unrealized appreciation and $3,819,949 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.